Share Based Compensation Plans	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation Plans

NOTE 12. SHARE-BASED COMPENSATION PLANS

Precision’s omnibus equity incentive plan (Omnibus Plan) allows the Corporation to settle short-term incentive awards (annual bonus) and long-term incentive awards (share options, performance share units and restricted share units) issued on or after February 8, 2017 in voting shares of Precision (either issued from treasury or purchased in the open market), cash, or a combination of both. Precision intends to settle all short-term incentive, restricted share unit and performance share unit awards issued under the Omnibus Plan in cash and to settle options in voting shares.

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2021	$18,050	$21,524	$16,507	$4,674	$60,755
Expensed during the year	34,555	87,297	4,172	7,623	133,647
Settlement in shares	—	—	(14,083)	—	(14,083)
Reclassification from equity-settled plans	—	—	(406)	—	(406)
Payments	(14,372)	(7,960)	(6,190)	—	(28,522)
Foreign exchange	(43)	(3)	—	—	(46)
Balance, December 31, 2022	38,190	100,858	—	12,297	151,345
Expensed during the year	6,594	28,256	—	(2,787)	32,063
Settlement in shares	(2,101)	(17,104)	—	(758)	(19,963)
Payments	(26,524)	(47,971)	—	(385)	(74,880)
Foreign exchange	(45)	3	—	—	(42)
Balance, December 31, 2023	$16,114	$64,042	$—	$8,367	$88,523
Current	12,484	50,917	—	—	63,401
Long-term	3,630	13,125	—	8,367	25,122
Balance, December 31, 2023	$16,114	$64,042	$—	$8,367	$88,523

(a) Restricted Share Units and Performance Share Units

Precision has various cash-settled share-based incentive plans for officers and other eligible employees. Under the Restricted Share Unit (RSU) incentive plan, shares granted to eligible employees vest annually over a three-year term. Vested shares are automatically paid out in cash at a value determined by the fair market value of the shares at the vesting date. Under the Performance Share Unit (PSU) incentive plan, shares granted to eligible employees vest at the end of a three-year term. Vested shares are automatically paid out in cash in the first quarter following the vested term at a value determined by the fair market value of the shares at the vesting date and based on the number of performance shares held multiplied by a performance factor that ranges from zero to two times. The performance factor is based on Precision’s share price performance compared to a peer group over the three-year period, repayment of debt and leverage ratio.

A summary of the RSUs and PSUs outstanding under these share-based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2021	598,156	983,734
Granted	180,710	311,579
Redeemed	(266,876)	(143,659)
Forfeited	(16,822)	(14,983)
December 31, 2022	495,168	1,136,671
Granted	66,032	121,690
Redeemed	(266,744)	(438,612)
Forfeited	(18,362)	(25,006)
December 31, 2023	276,094	794,743

Subsequent to December 31, 2023, Precision elected to settle certain vesting RSUs and PSUs through the issuance of 265,143 common shares.

(b) Non-Management Directors

Precision has a deferred share unit (DSU) plan for non-management directors whereby fully vested DSUs are granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in DSUs. These DSUs are redeemable in cash or for an equal number of common shares upon the director’s retirement. The redemption of DSUs in cash or common shares is solely at Precision’s discretion. Non-management directors can receive a lump sum payment or two separate payments any time up until December 15 of the year following retirement. If the non-management director does not specify a redemption date, the DSUs will be redeemed on a single date six months after retirement. The cash settlement amount is based on the weighted average trading price for Precision’s shares on the Toronto Stock Exchange for the five days immediately prior to payout.

A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2021	104,591
Granted	14,183
Balance December 31, 2022	118,774
Granted	16,336
Redeemed	(18,830)
Balance December 31, 2023	116,280

During 2023, 18,830 DSUs were redeemed upon the retirement of a non-management director. Precision elected to settle the redemption of DSUs through a combination of cash and common shares.

Equity Settled Plans

(c) Executive Restricted Share Units Plan

Precision grants Executive RSUs to certain senior executives with the intention of settling them in voting shares of the Corporation either issued from treasury or purchased in the open market. Granted units vest annually over a three-year term.

Executive Restricted Share Units	Outstanding	Weighted Average Fair Value
December 31, 2022	-	$-
Granted	46,740	96.90
December 31, 2023	46,740	96.90

Included in net earnings (loss) for the year ended December 31, 2023 was an expense of $3 million (2022 – nil).

(d) Option Plan

Under this plan, the exercise price of each option equals the fair market value of the option at the date of grant determined by the weighted average trading price for the five days preceding the grant. The options are denominated in either Canadian or U.S. dollars, and vest over a period of three years from the date of grant, as employees render continuous service to the Corporation, and have a term of seven years.

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2021	115,605	87.00 – 146.40	$123.35	115,605
Exercised	(26,705)	87.00 – 89.20	88.62
Forfeited	(65,845)	89.20 – 286.20	141.05
December 31, 2022 and December 31, 2023	23,055	87.00 – 145.97	$113.01	23,055

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2021	267,843	51.20 – 115.80	$80.43	257,854
Exercised	(93,890)	51.20 – 68.80	61.64
Forfeited	(32,205)	115.80 – 115.80	115.80
December 31, 2022	141,748	51.20 – 111.47	84.84	141,748
Forfeited	(13,350)	64.20 – 100.40	75.66
December 31, 2023	128,398	51.20 – 111.47	$85.80	128,398

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00	12,885	$87.00	1.15	12,885	$87.00
145.97	10,170	145.97	0.13	10,170	145.97
$ 87.00 – 145.97	23,055	$113.01	0.70	23,055	$113.01

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20 - 79.80	74,118	$66.99	1.27	74,118	$66.99
111.47	54,280	111.47	0.13	54,280	111.47
$ 51.20 – 111.47	128,398	$85.80	0.79	128,398	$85.80

No options were granted during 2022 and 2023.

(e) Non-Management Directors

Prior to January 1, 2012, Precision had a deferred share unit plan for non-management directors. Under the plan, fully vested deferred share units were granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in deferred share units. These deferred share units are redeemable into an equal number of common shares any time after the director’s retirement.

As at December 31, 2023, there were 1,470 (2022 – 1,470) deferred share units outstanding.